Stockholders’ Equity (Details) - USD ($)			1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
		Oct. 31, 2021	Oct. 21, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Stockholders’ Equity (Details) [Line Items]
Preferred stock, share authorized				10,000,000			10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized				100,000,000			100,000,000	100,000,000
Common stock, par value (in Dollars per share)				$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued				20,421,593			20,421,593	16,809,800
Common stock, shares outstanding				20,421,593			20,421,593	16,809,800
Cash proceed (in Dollars)						$ 345,000		$ 345,294
Aggregate of warrants		1,000,000	1,000,000
Description of warrants		The Consultant Warrants have an exercise price of $1.00 share and expire in five years with 250,000 of these warrants vested immediately and the balance of 750,000 warrants having provisions making the vesting contingent on the Consultants’ performance in meeting goals and milestones set quarterly by the Company. Specifically, the Company will consult with the Consultants and reach agreement on the Consultants’ goals and milestones at the beginning of each calendar quarter. Out of the 750,000 unvested warrants, 62,500 warrants vest at the end of each quarter, beginning with the quarter ended March 31, 2022, provided in the Company’s judgement the Consultants have made satisfactory progress over the course of the quarter in meeting set goals and milestones. 62,500 of these warrants vested on March 31, 2022, 62,500 warrants vested on June 30, 2022, and 62,500 of these warrants vested on September 30, 2022. Consultant Warrants not vested on their designated end of quarter vesting date expire.	The warrants have an exercise price of $1.00 share and expire in five years. 250,000 of these warrants vested immediately and the balance of 750,000 warrants have provisions making the vesting contingent on the Consultants’ performance in meeting goals and milestones set quarterly by the Company. Specifically, the Company will consult with the Consultants and reach agreement on the Consultants’ goals and milestones at the beginning of each calendar quarter. Out of the 750,000 unvested warrants, 62,500 warrants will vest at the end of each quarter, beginning with the quarter ending March 31, 2022, provided in the Company’s judgement the Consultants have made satisfactory progress over the course of the quarter in meeting set goals and milestones. Warrants not vested on their designated end of quarter vesting date expire.				The 1,886,793 PIPE Warrants have an exercise price of $2.90 per share, expire 5 years from the date of issuance, and are fully exercisable upon issuance. The estimated fair value of the PIPE Warrants approximated $2,093,000. Additionally, 339,623 warrants (“Placement Agent Warrants”) were issued to the placement agent as a part of their fee. The Placement Agent warrants have an exercise price of $2.915 per share, expire 5 years from the date of issuance, and are fully exercisable upon issuance. The estimated fair value of the Placement Agent Warrants approximated $516,000. The Placement Agent Warrants are recorded as stock issuance costs but the net impact to the Company’s equity from the issuance of these warrants is nil since these warrants are classified as equity.
Recorded expense (in Dollars)								185,922
Expense amount (in Dollars)				$ 46,000			$ 139,000
Price per share (in Dollars per share)					$ 0.03	$ 0.03
Issuance of common stock				1,725,000
Fees and expenses (in Dollars)				$ 5,465,000
Escrow account (in Dollars)				500,000			500,000
Offering costs (in Dollars)								$ 62,998
Stock issuance costs (in Dollars)							$ 1,950,540
Issued units				1,886,793
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued				20,421,593			20,421,593	16,809,800
Common stock, shares outstanding				20,421,593			20,421,593	16,809,800
Issuance of shares
Issuance of common stock	[1]			1,725,000
Issued units	[1]			1,886,793
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Expense amount (in Dollars)							$ 419,000	$ 557,765
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Fees and expenses (in Dollars)				$ 4,422,000
Common stock, share				1			1
Warrant				1
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, share				1,886,793			1,886,793
Warrant				1,886,793
IPO [Member]
Stockholders’ Equity (Details) [Line Items]
Gross proceeds (in Dollars)				$ 6,900,000
Fees and expenses (in Dollars)				1,435,000
Offering costs (in Dollars)				116,000			$ 116,000
Stock issuance costs (in Dollars)				1,435,000
Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Gross proceeds (in Dollars)				5,000,001
PIPE [Member]
Stockholders’ Equity (Details) [Line Items]
Fees and expenses (in Dollars)				$ 578,000
Founder [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of shares						5,300,000		5,300,000
Cash (in Dollars)					$ 530	$ 530		$ 530
Investor [Member]
Stockholders’ Equity (Details) [Line Items]
Issuance of shares						11,509,800		11,509,800

[1]	See Note 4